SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 45.65%
Australia — 1.08%
$ 270,000	Australia & New Zealand Banking Group Ltd., 6.74%, 12/8/32(a)	$273,718
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	127,822
160,000	South32 Treasury Ltd., 4.35%, 4/14/32(a)	137,235

		538,775

Belgium — 0.28%
138,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	137,536

Canada — 0.99%
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	182,343
206,000	Rogers Communications, Inc., 4.55%, 3/15/52(a)	161,005
157,000	Toronto-Dominion Bank (The), GMTN, 4.46%, 6/8/32	149,442

		492,790

Chile — 0.36%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(b)	181,513

France — 0.96%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	174,488
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	98,896
200,000	Societe Generale SA, 9.38%, (a),(c),(e)	205,133

		478,517

Germany — 1.06%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	198,779
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	167,489
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	162,462

		528,730

Ireland — 1.14%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	204,714
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	137,522
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	227,312

		569,548

Italy — 1.74%
500,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(c)	507,115
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(c)	151,492
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	208,033

		866,640

Japan — 2.79%
220,000	Mitsubishi UFJ Financial Group, Inc., 5.13%, 7/20/33(c)	210,405
380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	353,008

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	$208,660
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	186,583
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	196,610
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	238,237

		1,393,503

Luxembourg — 2.17%
1,085,000	ArcelorMittal SA, 6.80%, 11/29/32	1,080,871

Norway — 0.78%
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	391,279

Portugal — 0.74%
360,000	EDP Finance BV, 6.30%, 10/11/27(a)	369,224

South Africa — 0.35%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	174,298

Spain — 0.36%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	180,444

Switzerland — 3.36%
290,000	Alcon Finance Corp., 5.38%, 12/6/32(a)	292,654
380,000	Alcon Finance Corp., 5.75%, 12/6/52(a)	385,488
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(c)	173,561
250,000	Credit Suisse Group AG, 3.87%, 1/12/29(b),(c)	201,201
510,000	Credit Suisse Group AG, 6.54%, 8/12/33(a),(c)	446,962
200,000	Credit Suisse Group AG, 9.75%, (b),(c),(e)	175,221

		1,675,087

United Kingdom — 0.85%
250,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	236,674
200,000	HSBC Holdings Plc, 5.40%, 8/11/33(c)	185,745

		422,419

United States — 26.64%
165,000	Aircastle Ltd., 2.85%, 1/26/28(a)	135,516
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	139,517
185,000	AT&T, Inc., 2.55%, 12/1/33	142,265
230,000	AT&T, Inc., 3.65%, 9/15/59	155,702
535,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 4.90%, 5/24/24(a),(g)	524,897
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	191,676
250,000	Bank of America Corp., 4.57%, 4/27/33(c)	229,062
250,000	Bank of America Corp., 5.02%, 7/22/33(c)	237,195
209,000	Broadcom, Inc., 2.60%, 2/15/33(a)	156,665
375,000	Broadcom, Inc., 4.93%, 5/15/37(a)	327,762

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$144,441
700,000	Citigroup, Inc., 0.98%, 5/1/25(c)	655,289
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	177,640
250,000	Comerica Bank, 5.33%, 8/25/33(c)	240,095
120,000	Corebridge Financial, Inc., 3.85%, 4/5/29(a)	109,321
272,000	Discover Financial Services, 6.70%, 11/29/32	276,796
170,000	Energy Transfer LP, 5.55%, 2/15/28	168,447
207,000	Energy Transfer LP, 5.75%, 2/15/33	203,046
180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	159,431
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	150,584
210,000	Fifth Third Bancorp, 6.36%, 10/27/28(c)	216,209
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	121,808
230,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30(a)	235,682
230,000	GE HealthCare Technologies, Inc., 5.91%, 11/22/32(a)	238,636
155,000	General Motors Co., 5.40%, 4/1/48	127,501
170,000	General Motors Financial Co., Inc., 4.30%, 4/6/29	152,602
110,000	Global Payments, Inc., 5.30%, 8/15/29	106,762
276,000	Global Payments, Inc., 5.95%, 8/15/52	250,803
454,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	351,938
260,000	HCA, Inc., 4.63%, 3/15/52(a)	203,617
167,000	HP, Inc., 4.00%, 4/15/29	152,905
270,000	Huntington National Bank (The), 5.65%, 1/10/30	271,111
140,000	Illumina, Inc., 5.75%, 12/13/27	141,843
320,000	Intel Corp., 4.90%, 8/5/52	284,294
170,000	JPMorgan Chase & Co., 4.57%, 6/14/30(c)	160,525
210,000	JPMorgan Chase & Co., 4.91%, 7/25/33(c)	199,773
187,000	Keurig Dr Pepper, Inc., 4.50%, 4/15/52	156,699
200,000	Kinder Morgan, Inc., 4.80%, 2/1/33	185,483
175,000	KLA Corp., 5.25%, 7/15/62	168,701
261,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31	174,406
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	118,143
180,000	Meta Platforms, Inc., 3.85%, 8/15/32	159,591
211,000	Meta Platforms, Inc., 4.45%, 8/15/52	168,915
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(c)	947,034
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	189,653
320,000	Morgan Stanley, GMTN, 4.89%, 7/20/33(c)	300,537
235,000(f)	Morgan Stanley, 5.79%, 11/18/33(c)	284,026
180,000	Oracle Corp., 4.10%, 3/25/61	125,688
240,000	Oracle Corp., 6.15%, 11/9/29	249,510
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	128,573
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	203,516
200,000	SVB Financial Group, 4.57%, 4/29/33(c)	175,970
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(b)	113,583
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	169,460
140,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(a)	135,879
169,000	Warnermedia Holdings, Inc., 4.05%, 3/15/29(a)	146,474
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42(a)	163,028

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52(a)	$367,142
490,000	Wells Fargo & Co., GMTN, 4.81%, 7/25/28(c)	477,667
250,000	Wells Fargo & Co., GMTN, 4.90%, 7/25/33(c)	236,752

		13,287,786

Total Corporate Bonds (Cost $25,216,178)		22,768,960

Shares

Collateralized Mortgage Obligations — 14.16%
United States — 14.16%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 5.68%, 1/16/37(a),(g)	311,165
21,611	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 6.14%, 3/25/29(a),(g)	21,602
41,725	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 6.24%, 10/25/28(a),(g)	41,691
370,686	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 5.72%, 10/15/38(a),(g)	348,679
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 5.74%, 10/15/36(a),(g)	205,419
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.22%, 6/15/27(a),(g)	494,470
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.19%, 3/15/39(a),(g)	376,867
354,763	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.17%, 4/15/37(a),(g)	334,710
600,000	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.41%, 4/10/46(a),(h)	585,373
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 5.83%, 12/25/41(a),(g)	193,569
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.03%, 3/25/42(a),(g)	87,198
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	580,790
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.19%, 4/25/29(a),(g)	673,669
263,278	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 4.83%, 11/25/41(a),(g)	256,084
202,773	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.650%), 5.58%, 1/25/34(a),(g)	199,625
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.33%, 2/25/42(a),(g)	447,246
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (LIBOR USD 1-Month + 1.150%), 5.47%, 10/15/36(a),(g)	239,859

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

$ 322,699	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	$284,929
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.29%, 1/15/39(a),(g)	371,864
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	346,220
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	335,657
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	328,157
Total Collateralized Mortgage Obligations (Cost $7,548,811)		7,064,843

Principal Amount

U.S. Treasury Obligations — 12.78%
United States — 12.78%
2,000,000	U.S. Treasury Notes, 2.25%, 3/31/24	1,940,000
3,000,000	U.S. Treasury Notes, 3.13%, 8/31/24	2,937,422
1,500,000	U.S. Treasury Notes, 4.38%, 10/31/24	1,496,778

		6,374,200

Total U.S. Treasury Obligations (Cost $6,386,843)		6,374,200

Shares

Asset Backed Securities — 10.93%
Cayman Islands — 1.06%
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 5.73%, 10/17/29(a),(g)	289,470
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 5.76%, 4/25/31(a),(g)	238,075

		527,545

United Kingdom — 0.49%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 5.20%, 11/15/29(a),(g)	244,110

United States — 9.38%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	484,999
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	448,708
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	407,175
279,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	256,894
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	411,463
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	199,909
500,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	483,427

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

$ 400,000	GM Financial Automobile Leasing Trust, Series 2022-3, Class B, 4.90%, 8/20/26	$393,779
204,880	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(a)	175,203
261,225	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	241,330
282,149	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	253,004
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	332,765
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	202,280
400,000	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42%, 11/15/27	388,585

		4,679,521

Total Asset Backed Securities (Cost $5,886,156)		5,451,176

Principal Amount

Bank Loans — 6.74%
Ireland — 2.18%
592,443	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 6.60%, 12/1/27(g)	590,435
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 5.67%, 11/5/28(g)	496,750

		1,087,185

United States — 4.56%
500,000	Entegris, Inc., 1st Lein Term Loan B, (Term SOFR 1M + 3.00%), 5.89%, 7/6/29(g)	498,125
600,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 5.77%, 6/21/26(g)	597,612
592,327	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 5.87%, 9/20/26(g)	588,625
592,481	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28(g)	589,270

		2,273,632

Total Bank Loans (Cost $3,375,289)		3,360,817

Foreign Government Bonds — 0.19%
Mexico — 0.19%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	96,793

Total Foreign Government Bonds (Cost $164,218)		96,793

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Investment Company — 6.55%
3,267,284	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$3,267,284

Total Investment Company (Cost $3,267,284)		3,267,284

Total Investments (Cost $51,844,779) — 97.00%		$48,384,073
Other assets in excess of liabilities — 3.00%		1,497,237

NET ASSETS — 100.00%		$49,881,310

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Foreign currency exchange contracts as of December 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	746,000	GBP	646,914	Citibank N.A.	1/19/23	$17,157
EUR	220,000	NOK	2,299,112	Citibank N.A.	1/19/23	954
EUR	800,000	USD	827,064	Citibank N.A.	1/19/23	30,500
JPY	35,542,800	USD	240,000	Citibank N.A.	1/19/23	31,553
JPY	35,569,200	USD	240,000	Citibank N.A.	1/19/23	31,755

						$111,919
GBP	300,000	EUR	343,242	Citibank N.A.	1/19/23	$(5,053)
NOK	5,120,966	EUR	492,521	Citibank N.A.	1/19/23	(4,806)
NOK	2,514,099	EUR	240,000	Citibank N.A.	1/19/23	(431)
USD	830,438	EUR	800,000	Citibank N.A.	1/19/23	(27,127)
USD	426,013	EUR	410,000	Citibank N.A.	1/19/23	(13,489)
USD	1,568,392	EUR	1,586,481	Citibank N.A.	1/19/23	(132,246)
USD	370,000	GBP	310,273	Citibank N.A.	1/19/23	(5,313)
USD	753,160	GBP	651,659	Citibank N.A.	1/19/23	(35,103)
USD	490,000	JPY	71,275,645	Citibank N.A.	1/19/23	(54,559)

						$(278,127)

Total						$(166,208)

Financial futures contracts as of December 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Ten Year U.S. Treasury Note	70	March 2023	$(69,823)	USD $	7,860,782	Morgan Stanley & Co. LLC

Total			$(69,823)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	1	March 2023	$4,827	EUR	$142,295	Morgan Stanley & Co. LLC
10 Year Japan Treasury Bond	2	March 2023	41,252	JPY	2,216,702	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	108	March 2023	125,318	USD	12,774,375	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	March 2023	26,707	EUR	144,768	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	25	March 2023	(434)	USD	3,133,594	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	8	March 2023	41,319	USD	1,074,500	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	March 2023	21,190	EUR	619,523	Morgan Stanley & Co. LLC
Euro-Schatz	1	March 2023	1,412	EUR	112,847	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	50	March 2023	6,525	USD	5,396,485	Morgan Stanley & Co. LLC
Long Gilt Future	2	March 2023	16,874	GBP	241,548	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	31	March 2023	(6,014)	USD	6,357,422	Morgan Stanley & Co. LLC

Total			$278,976

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Interest rate swaps as of December 31, 2022:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
0.85%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/24	USD	15,000	$734,769
1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	6,380	1,075,489

							$1,810,258
2.71%	CNY-CITILDN	Quarterly	Morgan Stanley & Co. LLC	1/19/28	CNH	7,321	(3,690)
2.62%	CNY-STACHA	Quarterly	Morgan Stanley & Co. LLC	1/19/28	CNH	1,904	(2,091)

							$(5,781)

Total							$1,804,477

Credit default swaps buy protection as of December 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD 10,708	$45,295	$(134,803)	$(89,507)
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD 10,009	45,040	(128,705)	(83,665)
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD 1,571	4,081	(17,213)	(13,132)
1.00%	Markit CDX IG Index, Series 39	Quarterly	Morgan Stanley & Co. LLC	12/20/27	USD 354	529	(3,488)	(2,959)

Total						$94,945	$(284,209)	$(189,263)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

December 31, 2022 (Unaudited)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

CNH - Chinese Yuan Renminbi

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Collateralized Mortgage Obligations	14.16%
Asset Backed Securities	10.93%
Foreign Government Bonds	0.19%
Financial	26.67%
Government	12.78%
Consumer, Cyclical	5.36%
Technology	5.00%
Consumer, Non-cyclical	4.80%
Basic Materials	2.79%
Energy	2.40%
Industrial	1.91%
Communications	1.87%
Utilities	1.59%
Other*	9.55%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.